Average Annual Total Returns - FidelityCaliforniaMunicipalMoneyMarketFunds-PremiumPRO - FidelityCaliforniaMunicipalMoneyMarketFunds-PremiumPRO - Fidelity California Municipal Money Market Fund - Fidelity California Municipal Money Market Fund - Premium Class - Return Before Taxes
Apr. 29, 2025
Average Annual Return:
Past 1 year	2.91%
Past 5 years	1.37%
Past 10 years	0.99%